SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Silver	$ 3,896	$ 15
Gold	2,442	5
Copper	7,053	9
Penalties, Treatment Costs And Refining Charges	(2,344)	0
Total Revenue From Mining Operations	$ 11,050	$ 29